Note 10 - Retirement Plans - Statement of Unfunded Status (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Benefit obligation at beginning of year	$ 250,461	$ 236,134
Service cost	9,244	8,954
Interest cost	9,064	9,131
Liability gain due to curtailment	(1,114)
Actuarial loss	20,146	4,113
Benefit payments and expenses	(9,574)	(7,871)
Benefit obligation at end of year	278,227	250,461
Fair value of plan assets at beginning of year	233,112	212,844
Actual (loss) gain on plan assets	(46,325)	26,731
Employer contributions	26,000	2,100
Benefit payments and expenses	(10,302)	(8,563)
Fair value of plan assets at end of year	202,485	233,112
Unfunded Status	$ (75,742)	$ (17,349)